Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Assets Acquired and Liabilities Assumed as of the Acquisition

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
Total assets	13,430
Liabilities:
Accounts payable	894
Accrued expenses	644
Deferred revenue	777
Total liabilities	2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 1, 2020
Cash paid	$3,940
Equity issued	1,000
Purchase consideration	$4,940
Assets:
Cash	$1,071
Accounts receivable	1,282
Contract assets	107
Inventory	39
Prepaid expenses and other current assets	37
Property, plant and equipment	710
Intangible assets	850
Other non-current assets	26
Total assets	4,122
Liabilities:
Accounts payable	284
Deferred revenue	103
Current portion of long-term debt	353
Other current liabilities	1,178
Long-term debt	705
Deferred tax liabilities	458
Total liabilities	3,081
Fair value of net identifiable assets acquired	1,041
Goodwill	$3,899

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 22, 2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	1,097
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
Total assets	51,448
Liabilities:
Accounts payable	3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
Total liabilities	20,863
Fair value of net identifiable assets acquired	30,585
Goodwill	$14,808

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 28, 2020
Cash paid	$14,999
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,221
Assets:
Cash	$6,161
Accounts receivable	517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
Total assets	23,364
Liabilities:
Accounts payable	1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
Total liabilities	12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,041

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 11, 2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
Total assets	6,664
Liabilities
Accounts payable	334
Deferred revenue	115
Other current liabilities	1,203
Total liabilities	1,652
Fair value of net identifiable assets acquired	5,012
Goodwill	$3,386

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

January 15, 2021
Cash paid	$12,142
Equity issued	2,110
Purchase consideration	$14,252
Assets:
Accounts receivable	$1,279
Contract assets	121
Inventory	40
Prepaid expenses and other current assets	50
Property, plant and equipment	493
Intangible assets	7,980
Total assets	9,963
Liabilities:
Accounts payable	$46
Accrued expenses	2,022
Deferred revenue	253
Other current liabilities	45
Deferred tax liabilities	2,128
Total liabilities	4,494
Fair value of net identifiable assets acquired	5,469
Goodwill	$8,783

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

February 17, 2021
Cash paid	$27,305
Purchase consideration	$27,305
Assets:
Cash	$711
Accounts receivable	1,270
Contract assets	1,534
Inventory	3
Prepaid expenses and other current assets	53
Property, plant and equipment	734
Intangible assets	24,370
Other non-current assets	48
Total assets	28,723
Liabilities:
Accounts payable	1,186
Accrued expenses	1,282
Deferred revenue	4,003
Other current liabilities	63
Deferred tax liabilities	6,138
Total liabilities	12,672
Fair value of net identifiable assets acquired	16,051
Goodwill	$11,254

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

November 1, 2021
Cash paid	$2,228
Common stock issued	38,493
Purchase consideration	$40,721
Assets:
Cash	$406
Accounts receivable and other receivable	287
Contract assets	926
Inventory	120
Prepaid expenses and other current assets	86
Property, plant and equipment	14,818
Intangible assets	4,120
Total assets	20,763
Liabilities:
Accounts payable	39
Accrued expenses	293
Deferred revenue	675
Other current liabilities	35
Deferred tax liabilities	5,521
Total liabilities	6,563
Fair value of net identifiable assets acquired	14,200
Goodwill	$26,521

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	March 2, 2020	in years
Trademark	$1,000	10
Technology	2,400	10
Customer relationships	6,100	20
In-process research and development	190
Total intangible assets	$9,690

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	June 1, 2020	in years
Trademark	$150	5
Customer relationships	700	20
Total intangible assets	$850

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	June 22, 2020	in years
Trademarks	$3,400	6
Technology	16,000	10
Customer relationships	15,600	20
Total intangible assets	$35,000

The following table summarizes the intangible assets acquired by class:

		Weighted
		average useful life
	October 28, 2020	in years
Trademarks	$1,200	10
Technology	6,500	15
Customer relationships	5,700	20
Total intangible assets	$13,400

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	December 11, 2020	in years
Trademarks	$560	10
Technology	370	10
Customer relationships	3,300	15
Total intangible assets	$4,230

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	January 15, 2021	in years
Trademark	$80	1
Technology	4,400	15
Customer relationships	3,500	20
Total intangible assets	$7,980

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	February 17, 2021	in years
Trademark	$170	1
Technology	11,900	20
Customer relationships	12,300	20
Total intangible assets	$24,370

The following table summarizes the intangible assets acquired by class:

		Weighted average
		useful life
	November 1, 2021	in years
Trademark	$240	3
Technology	1,800	10
Customer relationships	1,400	9
IPR&D	680
Total intangible assets	$4,120

Schedule of Pro Forma Information	The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Adcole included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2020
Post-acquisition revenues	$8,096
Net income (loss)	$(1,878)
Transaction expenses	$2,055
The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of DSS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2020
Post-acquisition revenues	$5,381
Net income (loss)	$(1,707)
Transaction expenses	$434
The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of MIS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2020
Post-acquisition revenues	$22,061
Net income (loss)	$(1,186)
Transaction expenses	$4,132
The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of Roccor included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2020
Post-acquisition revenues	$5,003
Net income (loss)	$338
Transaction expenses	$1,838
The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of LoadPath included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2020
Post-acquisition revenues	$245
Net income (loss)	$(32)
Transaction expenses	$1,485
The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Oakman included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2021
Post-acquisition revenues	$4,531
Net income (loss)	$(1,762)
Transaction expenses	$657
The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of DPSS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31, 2021
Post-acquisition revenues	$26,678
Net income (loss)	$(554)
Transaction expenses	$1,605
The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Techshot included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor
Period Ended
December 31,
2021
Post-acquisition revenues	$1,563
Net income (loss)	$(392)
Transaction expenses	$1,620

The tables below present the pro forma combined results of operations for the business combinations for the years ended December 31, 2021 and 2020 as though the acquisitions of Adcole, DSS, MIS, Roccor, and LoadPath (the “2020 business combinations”) had been completed as of January 1, 2019, and the acquisitions of Oakman, DPSS, and Techshot (the “2021 business combinations”) had been completed as of January 1, 2020.

The pro forma information for the year ended December 31, 2021 includes the Successor 2021 Period and the pre-acquisition 2021 results of Oakman, DPSS, and Techshot for the year ended December 31, 2021. The pro forma information for the year ended December 31, 2020 includes the Predecessor 2020 Period, the Successor 2020 Period, and the pre-acquisition results of Adcole, DSS, Roccor, LoadPath, Oakman, DPSS, and Techshot for the year ended December 31, 2020.

	Pro forma for Year Ended
	December 31,	December 31,
	2021	2020
Revenues	$149,295	$126,999
Net income (loss)	(57,766)	(7,902)

Schedule of Fair Value Assumptions

The fair value of the earnout is arrived at using the Black-Scholes option pricing model (“OPM”) using the following assumptions:

MIS Black-Scholes OPM Assumptions
Risk-free interest rate	0.05%
Revenue volatility	51.7%

The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%

The private warrants were valued at $2.81 and $2.47 per warrant as of September 2, 2021 and December 31, 2021, respectively, under the Black-Scholes OPM using the following assumptions:

	September 2,	December 31,
	2021	2021
Exercise price	$11.50	$11.50
Common stock price	$10.50	$6.75
Expected option term (years)	5	4.67
Expected volatility	32.80%	60.50%
Risk-free rate of return	0.78%	1.21%
Expected annual dividend yield	—%	—%